Tender Offer to Purchase for Cash Group 3 Notes (Detail) $ in Millions	Apr. 04, 2016 USD ($)
Verizon Communications Inc | 8.95% Notes due 2039
Debt Instrument [Line Items]
Interest Rate	8.95%
Debt instrument maturity date	2039
Principal Amount Outstanding	$ 353
Purchase Price	1,506.50	[1]
Principal Amount Purchased	$ 63
Verizon Communications Inc | 7.75% Notes due 2032
Debt Instrument [Line Items]
Interest Rate	7.75%
Debt instrument maturity date	2032
Principal Amount Outstanding	$ 251
Purchase Price	1,315.19	[1]
Principal Amount Purchased	$ 33
Verizon Communications Inc | 7.35% Notes due 2039
Debt Instrument [Line Items]
Interest Rate	7.35%
Debt instrument maturity date	2039
Principal Amount Outstanding	$ 480
Purchase Price	1,293.50	[1]
Principal Amount Purchased	$ 68
Verizon Communications Inc | 7.75% Notes due 2030
Debt Instrument [Line Items]
Interest Rate	7.75%
Debt instrument maturity date	2030
Principal Amount Outstanding	$ 1,206
Purchase Price	1,377.92	[1]
Principal Amount Purchased	$ 276
Verizon Communications Inc | 6.55% Notes due 2043
Debt Instrument [Line Items]
Interest Rate	6.55%
Debt instrument maturity date	2043
Principal Amount Outstanding	$ 6,585
Purchase Price	1,291.74	[1]
Principal Amount Purchased	$ 2,340
Verizon Communications Inc | 6.40% Notes due 2033
Debt Instrument [Line Items]
Interest Rate	6.40%
Debt instrument maturity date	2033
Principal Amount Outstanding	$ 2,196
Purchase Price	1,220.28	[1]
Principal Amount Purchased	$ 466
Verizon Communications Inc | 6.90% Notes due 2038
Debt Instrument [Line Items]
Interest Rate	6.90%
Debt instrument maturity date	2038
Principal Amount Outstanding	$ 477
Purchase Price	1,243.29	[1]
Principal Amount Purchased	$ 92
Verizon Communications Inc | 6.25% Notes due 2037
Debt Instrument [Line Items]
Interest Rate	6.25%
Debt instrument maturity date	2037
Principal Amount Outstanding	$ 750
Purchase Price	1,167.66	[1]
Principal Amount Purchased	$ 114
Verizon Communications Inc | 6.40% Notes due 2038
Debt Instrument [Line Items]
Interest Rate	6.40%
Debt instrument maturity date	2038
Principal Amount Outstanding	$ 866
Purchase Price	1,176.52	[1]
Principal Amount Purchased	$ 116
Verizon Communications Inc | 5.85% Notes due 2035
Debt Instrument [Line Items]
Interest Rate	5.85%
Debt instrument maturity date	2035
Principal Amount Outstanding	$ 1,500
Purchase Price	1,144.68	[1]
Principal Amount Purchased	$ 250
Verizon Communications Inc | 6.00% Notes due 2041
Debt Instrument [Line Items]
Interest Rate	6.00%
Debt instrument maturity date	2041
Principal Amount Outstanding	$ 1,000
Purchase Price	1,164.56	[1]
Verizon Communications Inc | 5.15% Notes Due 2023
Debt Instrument [Line Items]
Interest Rate	5.15%
Debt instrument maturity date	2023
Principal Amount Outstanding	$ 8,517
Purchase Price	1,152.83	[1]
Alltel Corporation | 7.875% Debentures due 2032
Debt Instrument [Line Items]
Interest Rate	7.875%
Debt instrument maturity date	2032
Principal Amount Outstanding	$ 452
Purchase Price	1,322.92	[1]
Principal Amount Purchased	$ 115
Alltel Corporation | 6.80% Debentures Due 2029
Debt Instrument [Line Items]
Interest Rate	6.80%
Debt instrument maturity date	2029
Principal Amount Outstanding	$ 235
Purchase Price	1,252.93	[1]
Principal Amount Purchased	$ 47
GTE Corporation | 6.94% Debentures due 2028
Debt Instrument [Line Items]
Interest Rate	6.94%
Debt instrument maturity date	2028
Principal Amount Outstanding	$ 800
Purchase Price	1,261.35	[1]
Principal Amount Purchased	$ 237
GTE Corporation | 8.75% Debentures due 2021
Debt Instrument [Line Items]
Interest Rate	8.75%
Debt instrument maturity date	2021
Principal Amount Outstanding	$ 300
Purchase Price	1,307.34	[1]
Principal Amount Purchased	$ 93
Tender Offer to Purchase for Cash Waterfall Series of Notes
Debt Instrument [Line Items]
Principal Amount Purchased	$ 4,310

[1]	Per $1,000 principal amount of notes